BORROWINGS - Long-term borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Long-term borrowings by type
Unsecured long-term borrowings	¥ 254,986	¥ 30,743
Secured long-term borrowings	25,648,559	24,418,360
Long-term borrowings	¥ 25,903,545	¥ 24,449,103